SHAREHOLDERS’ EQUITY	6 Months Ended
Jun. 30, 2026
SHAREHOLDERS’ EQUITY

NOTE 7 – SHAREHOLDERS’ EQUITY

a)	During the period ended June 30, 2026, the Company issued 930,000 Common Shares in respect of the exercise of 930,000 vested RSUs (note 8 (c)).

b)	During the period ended June 30, 2026, the Company issued 4,000 Common Shares in respect of the exercise of 4,000 share options for proceeds of $12 (note 8 (b)).

c)	During the period ended June 30, 2026, the Company issued 252,967 Common Shares in respect of the exercise of 252,967 warrants for proceeds of $946 (note 8 (a)).

d)

Share repurchase program

On January 7, 2026, the Board of Directors of the Company approved a repurchase program allowing the Company to purchase through the facilities of the NASDAQ, $20,000 of Common Shares of the Company up to a value of $20,000 but not to represent more than 20% of the “public float”, through to April 7, 2026, which was extended on March 27, 2026 to July 6, 2026 and on July 6, 2026 to December 31, 2026 (the “Buyback”). Oppenheimer & Co. Inc. will act as the Company’s advisor and dealer manager in respect of the Buyback. As of June 30, 2026, the Company repurchased a total of 919,229 shares with a value of $5,820 (net of commissions), none of which were cancelled. See note 14(a) for additional shares purchased and number of shares cancelled subsequent to the reporting date.